LEASE OBLIGATIONS - Lease Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Lease obligations	$ 364.6	$ 241.0
Less: Interest	56.3	49.8
Lease obligations	308.3	191.2
Less: Current portion	50.9	37.5
Noncurrent portion of lease obligations	257.4	153.7
Interest expense in connection with lease obligations	$ 9.3	$ 10.9